RELATED PARTY TRANSACTIONS - Additional (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 05, 2019 CNY (¥)	Nov. 05, 2019 USD ($)	Aug. 21, 2019 CNY (¥)	Aug. 21, 2019 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 724,800					$ 343,193
Loan repaid to related party by the Company	59,868
Total amount of notes payable involved in the contract		¥ 12,650,000	$ 1,813,308
Mr. Yonghong Che
Related Party Transaction [Line Items]
Loan repaid to related party by the Company	50,736
Mr. Bingshan Guo
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties						195,148
Loan repaid to related party by the Company	9,132
XiangyangGuo [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 724,800			¥ 5,000,000	$ 724,800	$ 148,045
Pledge for the note payables		¥ 15,000,000	$ 2,150,168